Redeemable preferred shares of non-controlling interest (Details Narrative)					12 Months Ended
	Oct. 10, 2021 CNY (¥) ¥ / shares shares	Aug. 14, 2020 CNY (¥) ¥ / shares shares	Nov. 12, 2018 CNY (¥) ¥ / shares shares	Aug. 14, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2022 CNY (¥)	Nov. 15, 2022 $ / shares	Aug. 15, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share | $ / shares					$ 1.00		$ 0.00001	$ 0.00001
Share price		¥ 1
Sale of stock percentage of ownership before transaction					8.00%
Accretion of redeemable preferred shares to redemption value | ¥						¥ 2,906,000
Share Purchase Agreement [Member] | Qianjin Network Information Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues | shares		75,392		649,519
Shares issued price per share				¥ 1
Aggregate purchase price of shares | ¥				¥ 25,000
Share Purchase Agreement [Member] | Beagledata Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues | shares		52,271	60,313
Shares issued price per share			¥ 1
Aggregate purchase price of shares | ¥			¥ 5,000
Share Purchase Agreement [Member] | Qingdao Haichuanghui Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues | shares		20,104
Shares issued price per share		¥ 99.48
Aggregate purchase price of shares | ¥	¥ 24,500	¥ 14,700
Share Purchase Agreement [Member] | Jiaxing Anding Equity Investment Partnership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues | shares	136,611
Preferred stock, par value	¥ 179.34